Remuneration	12 Months Ended
Dec. 31, 2020
Renumeration [abstract]
Disclosure of renumeration explanatory [text block]

6 Remuneration

	Full year
(in USD million, except average number of employees)	2020	2019	2018

Salaries1)	2,625	2,766	2,863
Pension costs2)	432	446	463
Payroll tax	368	413	409
Other compensations and social costs	283	330	318

Total payroll costs	3,707	3,955	4,052

Average number of employees3)	21,700	21,400	20,700

1)Salaries include bonuses, severance packages and expatriate costs in addition to base pay.

2)See note 19 Pensions.

3)Part time employees amount to 2% for 2020, 4% for 2019 and 3% for 2018.

Total payroll expenses are accumulated in cost-pools and partly charged to partners of Equinor operated licences on an hours incurred basis.

	Full year
(in USD thousand)1)	2020	2019	2018

Current employee benefits	8,986	10,958	12,471
Post-employment benefits	589	661	667
Other non-current benefits	14	18	21
Share-based payment benefits	119	147	197

Total benefits	9,708	11,782	13,356

1) All figures in the table are presented on accrual basis.

For management remuneration details, see note 4 Remuneration in the parent company financial statements and notes.

At 31 December 2020, 2019 and 2018 there are no loans to the members of the BoD or the CEC.

Share-based compensation

Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each one they have purchased.

Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares granted and related social security tax was USD 74 million, USD 73 million and USD 72 million related to the 2020, 2019 and 2018 programmes, respectively. For the 2021 programme (granted in 2020), the estimated compensation expense is USD 79 million. At 31 December 2020 the amount of compensation cost yet to be expensed throughout the vesting period is USD 164 million.

See note 17 Shareholders’ equity and dividends for more information about share-based compensation..